Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net (loss) income	$ (81,923)	$ (1,912)	$ (790)
Other comprehensive loss, net of tax:
Translation adjustment	(3,541)	0	0
Unrealized loss on hedging instruments	(1,925)	0	0
Other comprehensive loss, net of tax	(5,466)	0	0
Total comprehensive (loss) income	(87,389)	(1,912)	(790)
Less: Predecessor comprehensive income (loss) prior to initial public offering on July 23, 2014	(11,148)	(1,912)	(790)
Comprehensive loss subsequent to initial public offering	(76,241)	$ 0	$ 0
Less: comprehensive loss attributable to non-controlling interests
Net loss attributable to non-controlling interests	(45,158)
Translation adjustment	(2,392)
Unrealized loss on hedging instruments	(1,437)
Comprehensive loss attributable to non-controlling interests	(48,987)
Comprehensive loss attributable to TerraForm Power, Inc. Class A stockholders	$ (27,254)